Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of deferred income tax [Abstract]
Disclosure of Detailed Information about Deferred Tax Asset Liability Explanatory [Text Block]
The gross movement on the deferred income tax account is as follows:

Amounts in US$ '000	2017	2016
Deferred tax at 1 January	20,283	17,691
Reclassification (a)	-	574
Currency translation differences	(237)	1,463
Income statement credit	5,304	555
Deferred tax at 31 December	25,350	20,283

(a) Corresponds to differences between income tax provision and the final tax return presented.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The breakdown and movement of deferred tax assets and liabilities as of 31 December 2017 and 2016 are as follows:

Amounts in US$ '000	At the beginning of year	Currency translation differences	(Charged) credited to net profit	At end of year
Deferred tax assets
Difference in depreciation rates and other	19,225	(237)	(2,817)	16,171
Taxable losses	3,828	-	7,637	11,465
Total 2017	23,053	(237)	4,820	27,636
Total 2016	34,646	1,463	(13,056)	23,053

Amounts in US$ '000	At the beginning of year	Credited to net profit	Reclassification (a)	At end of year
Deferred tax liabilities
Difference in depreciation rates and other	(17,308)	(2,766)	-	(20,074)
Taxable losses	14,538	3,250	-	17,788
Total 2017	(2,770)	484	-	(2,286)
Total 2016	(16,955)	13,611	574	(2,770)

(a) Corresponds to differences between income tax provision and the final tax return presented.